Commitments and Contingencies - Inteltek - Additional Information (Detail) - Inteltek [member] - TRY (₺) ₺ in Thousands		12 Months Ended
	Mar. 01, 2009	Dec. 31, 2017	Dec. 31, 2016
Disclosure of commitments and contingencies [Line Items]
Commission rate	1.40%
Commission rate of gross takings	7.00%
Letter of guarantee provided to Spor Toto		₺ 159,752	₺ 159,752
Mobile Agency Agreement [member]
Disclosure of commitments and contingencies [Line Items]
Letter of guarantee		₺ 25,000	₺ 25,000
Targeted payout percentage		50.00%